Financial Instruments - Summary of Monetary Assets and Liabilities Denominated In Foreign Currency (Detail) $ in Thousands	Mar. 31, 2025 MXN ($)
TIIE 28D MXN
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 143,049,682
DFI Notional Amount	31,733,673
TIIE 91D MXN
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 998,122